Merger (Details) - USD ($) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended
	Feb. 28, 2025	Nov. 13, 2024	Nov. 05, 2024	Oct. 07, 2024	Dec. 11, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Merger [Line Items]
Converted into shares		0.068
Additional shares						483,333		483,333
Shares of common shares	5,000
Aggregate purchase price (in Dollars)						$ 5,000		$ 5,000
Repay promissory note (in Dollars)						553
Cash (in Dollars)						$ 328	1	$ 2,850	$ 723
Incentive shares						33,333		33,333
Repayment of amount (in Dollars)				$ 1,000
Forfeited number of shares					32,215
Proceeds from financing (in Dollars)						$ 553
Transaction costs (in Dollars)								$ 2,100
Issuance costs (in Dollars)								900
Liabilities net (in Dollars)								6,600
Liabilities (in Dollars)								19,607	16,191
Accrued expenses (in Dollars)						$ 325		$ 325	379
Exercise price per share (in Dollars per share)								$ 114.9
Exceeds per share (in Dollars per share)						$ 345		$ 345
Legal fees (in Dollars)								$ 1,000
Excise tax payable (in Dollars)						$ 4,401		4,401
Income tax payable (in Dollars)								$ 366
Warrant [Member]
Merger [Line Items]
Number of shares of warrant		0.068
Exercise price per share (in Dollars per share)		$ 0.068
Promissory Note Agreement [Member]
Merger [Line Items]
Repay promissory note (in Dollars)						4,225
Cash (in Dollars)						$ 2,000		$ 2,000
First Shares Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)								$ 390
Trading days								20 days
Consecutive trading days								30 days
Exceeds per share (in Dollars per share)								$ 390
Second Share Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)								$ 450
Trading days								20 days
Consecutive trading days								30 days
Exceeds per share (in Dollars per share)								$ 450
Third Share Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)								$ 540
Trading days								20 days
Consecutive trading days								30 days
Exceeds per share (in Dollars per share)								$ 540
PIPE Shares [Member]
Merger [Line Items]
Shares of common shares						112,247		112,247
Aggregate purchase price (in Dollars)						$ 6,225		$ 6,225
Repay promissory note (in Dollars)								$ 4,225
Abpro Bio International, Inc. [Member]
Merger [Line Items]
Shares of common shares						20,749		20,749
ABI [Member]
Merger [Line Items]
Shares of common shares					32,778	41,498		41,498
Sponsor [Member]
Merger [Line Items]
Shares of common shares					32,778
Repayment of amount (in Dollars)						$ 2,000		$ 2,000
ACAB [Member]
Merger [Line Items]
Shares of common shares					6,667
Remaining shares issued						35,000
Liabilities (in Dollars)						$ 5,300		5,800
Accrued expenses (in Dollars)						900		1,000
Tax payable (in Dollars)						$ 4,400		4,400
Income tax payable (in Dollars)								$ 400
PIPE Financing [Member]
Merger [Line Items]
Shares of common shares						36,095		36,095
Proceeds from financing (in Dollars)						$ 5,700		$ 5,700
Transaction costs (in Dollars)						2,100		2,100
Issuance costs (in Dollars)						$ 900		$ 900
Investment Advisor [Member]
Merger [Line Items]
Shares of common shares						1,095		1,095
Legacy Abpro [Member]
Merger [Line Items]
Liabilities net (in Dollars)						$ 6,600		$ 6,600
ABCD [Member]
Merger [Line Items]
Remaining shares issued								35,000
Legal fees (in Dollars)								$ 1,000
Preferred Stock [Member]
Merger [Line Items]
Converted into shares		0.068
Series A Common Stock [Member]
Merger [Line Items]
Converted shares of common stock						6,744,550		6,744,550
Shares of common shares			11,043			11,043
Series B Common Stock [Member]
Merger [Line Items]
Converted shares of common stock						1		1
Common Stock [Member] | Celltrion, Inc. [Member]
Merger [Line Items]
Shares of common shares						16,667		16,667
Common Stock [Member] | Sponsor [Member]
Merger [Line Items]
Shares of common shares						20,020		20,020
Private Placement [Member]
Merger [Line Items]
Total consideration (in Dollars)						$ 11,225		$ 11,225